Other Current Liabilities (Changes In Product Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Abstract]
Beginning of year	$ 1,300	$ 1,102	$ 1,113
Accruals	2,930	2,222	1,823
Usage	(2,516)	(2,024)	(1,834)
Balance at end of year	$ 1,714	$ 1,300	$ 1,102